Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Components of Income Tax Provision [Abstract]
Current income tax
Deferred income tax	(10,977)
Total provision for income taxes	$ (10,977)